Intangible Assets,net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Schedule of Finite-Lived Intangible Assets

	December 31,
($ in millions)	2017	2016

Acquired Rexam intangibles (net of accumulated amortization of $246 million at December 31, 2017, and $62 million at December 31, 2016)	$2,303	$1,766
Capitalized software (net of accumulated amortization of $129 million at December 31, 2017, and $87 million at December 31, 2016)	84	79
Other intangibles (net of accumulated amortization of $163 million at December 31, 2017, and $143 million at December 31, 2016)	75	89
	$2,462	$1,934